Shareholder Report, Average Annual Return (Details) 191345_ClearShares Piton Intermediate Fixed Income ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	68 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
ClearShares Piton Intermediate Fixed Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ClearShares Piton Intermediate Fixed Income ETF NAV
Average Annual Return, Percent	3.61%	1.09%	0.82%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Average Annual Return, Percent	5.15%	0.19%	(0.17%)